Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2020
Voyage Expenses and Commissions
Voyage Expenses and Commissions

9. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2018	2019	2020
Brokers’ commissions on revenues	4,680	4,258	3,393
Bunkers’ consumption and other voyage expenses	2,826	3,050	7,050
Total	7,506	7,308	10,443

Bunkers’ consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods (including bunkers consumed during dry-docking).